Offerings	Aug. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value EUR 0.01 per share
Amount Registered | shares	1,300,000
Proposed Maximum Offering Price per Unit	111.06
Maximum Aggregate Offering Price	$ 144,378,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,938.60
Offering Note	Represents an increase of 1,300,000 ordinary shares, EUR 0.01 nominal value per share (Ordinary Shares), of Coca-Cola Europacific Partners plc (the Registrant) to be issued under the Amended and Restated Rules and Trust Deed of the Coca-Cola Europacific Partners plc UK Share Plan as amended and restated to date (the Amended UK Share Plan). Ordinary Shares available for issuance under the original Coca-Cola Europacific Partners plc UK Share Plan were previously registered on a Registration Statement on Form S-8 filed with the Securities and Exchange Commission on September 10, 2019 (File No. 333-233695) (the Original Form S-8). Pursuant to Rule 416(c) (Rule 416(c)) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement also covers an indeterminate number of Ordinary Shares under the Amended UK Share Plan which may be offered or issued by reason of stock splits, stock dividends or similar transactions effected without the receipt of consideration which results in an increase in the number of outstanding Ordinary Shares. Estimated in accordance with Rule 457(c) and (h) under the Securities Act, solely for the purpose of calculating the registration fee on basis of $111.06, the average of the high and low prices of the Ordinary Shares, as quoted on the Nasdaq Global Select Market on 29 July 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value EUR 0.01 per share
Amount Registered | shares	6,100,000
Proposed Maximum Offering Price per Unit	111.06
Maximum Aggregate Offering Price	$ 677,466,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 93,558.05
Offering Note	Represents an increase of 6,100,000 Ordinary Shares to be issued under the Rules of the Coca-Cola Europacific Partners plc Employee Share Purchase Plan as amended to date (the Amended ESPP). Ordinary Shares available for issuance under the original Coca-Cola Europacific Partners plc Employee Share Purchase Plan were previously registered on the Original Form S-8. Pursuant to Rule 416(c), this Registration Statement also covers an indeterminate number of Ordinary Shares under the Amended ESPP which may be offered or issued by reason of stock splits, stock dividends or similar transactions effected without the receipt of consideration which results in an increase in the number of outstanding Ordinary Shares. Estimated in accordance with Rule 457(c) and (h) under the Securities Act, solely for the purpose of calculating the registration fee on basis of $111.06, the average of the high and low prices of the Ordinary Shares, as quoted on the Nasdaq Global Select Market on 29 July 2026.